Subsequent events (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Schedule of assets and liabilities acquired for business combination
Phidelis and MVP
Current assets
Cash and cash equivalents	379
Trade receivables	196
Taxes recoverable	6
Total current assets	581
Non-current assets
Property and equipment	72
Total non-current assets	72
Total Assets	653

Current liabilities
Salaries and social contributions	20
Taxes payable	50
Income tax and social contribution payable	80
Other liabilities	14
Total current liabilities	164
Total liabilities	164
Net assets	489

Acquisition Price	16,407
Goodwill	15,918